Lease Liabilities - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Maturity Analysis of Lease Liabilities Payable [Line Items]
Total future minimum lease payments	$ 433	$ 54
Office Building and Land
Disclosure of Maturity Analysis of Lease Liabilities Payable [Line Items]
Total future minimum lease payments	578	57
Office Building and Land | Within one year
Disclosure of Maturity Analysis of Lease Liabilities Payable [Line Items]
Total future minimum lease payments	111	43
Office Building and Land | Later than one year but not later than 5 years
Disclosure of Maturity Analysis of Lease Liabilities Payable [Line Items]
Total future minimum lease payments	$ 467	$ 14